Total
Blue Chip Fund
FUND SUMMARY: BLUE CHIP FUND
Investment Objective:
The Blue Chip Fund (the “Fund”) seeks to provide a long-term total return on capital, primarily through capital appreciation, but also some income.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (paid directly from your investment)
Shareholder Fees	Blue Chip Fund Class N
Sales Charge (Load) Imposed on Purchases	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fees	none
Exchange Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Blue Chip Fund Class N
Management Fees	0.08%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.27%
Fee Waiver and/or Expense Reimbursement	(0.12%)	[1]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.15%
[1]	Bridgeway Capital Management, Inc. (the “Adviser”), the investment adviser to the Fund pursuant to its Management Agreement with Bridgeway Funds, is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed 0.15%. Fees and expenses attributable to investments in other funds (i.e., “Acquired Fund Fees and Expenses”) are not included in the 0.15% expense limitation. The expense limitation cannot be changed or eliminated without shareholder approval.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Blue Chip Fund | Class N | USD ($)	15	48	85	192

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicatehigher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Principal Investment Strategies:
The Fund seeks to achieve its investment objective by investing in blue-chip stocks, while minimizing the distribution of capital gains and minimizing costs, and through some income that is almost exclusively derived from dividends paid by companies held in the Fund’s portfolio. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in blue-chip stocks as determined at the time of purchase. For purposes of the Fund’s investments, Bridgeway Capital Management Inc. (the “Adviser”) considers “blue-chip stocks” to be stocks issued by the largest 150 U.S. companies as defined by market capitalization. These stocks tend to be well-known and established companies. As of September 30, 2020, approximately 99% of the Fund’s net assets were invested this way.
The Adviser selects stocks within the blue-chip category using a statistical approach that primarily considers market capitalization. The Fund seeks to hold the stocks of approximately 35 blue-chip companies, excluding any tobacco companies and ensuring reasonable industry diversification as determined by the Adviser. At times, however, the Fund may hold more or fewer stocks as a result of corporate actions such as spin-offs or mergers and acquisitions. Although the Fund seeks investments across a number of sectors, from time to time, based on portfolio positioning, the Fund may have significant positions in particular sectors. Each stock is roughly equally weighted in the Fund. The stocks are not market capitalization weighted.
The Fund may purchase stock market index futures in order to equitize cash (i.e. to gain exposure to the U.S. equity market).

Principal Risks:
Market Risk
—Shareholders of this Fund are exposed to significant stock market related risk (volatility) and could lose money. This may be due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world. The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as
COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of
COVID-19
are currently unknown, which may exacerbate the other risks that apply to the Fund and could negatively affect Fund performance and the value of your investment in the Fund.
Blue-Chip Stocks Risk
—The Fund is also subject to the risk that blue-chip stocks will underperform other kinds of investments for a period of time. This risk is true of any market segment. Large companies do not have the same growth potential of smaller companies and shareholders of large companies have less overall influence than they would in smaller companies.
Inflation Risk
—While large companies tend to exhibit less price volatility than small companies, historically they have not recovered as fast from a market decline. Consequently, this Fund may expose shareholders to higher inflation risk (the risk that the Fund value will not keep up with inflation) than some other stock market investments.
Sector Risk
—Companies with similar characteristics may be grouped together in broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.
Derivatives Risk
—The Fund’s use of futures to equitize cash may increase the volatility of the Fund and, if the transaction is not successful, could result in a loss to the Fund. The use of futures could produce disproportionate gains or losses, more than the principal amount invested. Investing in futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.
Focus Investing Risk
—The Fund seeks to hold the stocks of approximately 35 companies. As a result the Fund invests a high percentage of its assets in a small number of companies, which may add to Fund volatility.
Management and Operational Risk
—The Adviser uses statistical analyses and models to select investments for the Fund. Any imperfections, errors or limitations in the models or analyses and therefore any decisions made in reliance on such models or analyses could expose the Fund to potential risks. In addition, the models used by the Adviser assume that certain historical statistical relationships will continue. These models are constructed based on historical data supplied by third parties and, as a result, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

Performance:
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund’s performance has varied on a calendar year basis. The table shows how the Fund’s average annual returns for various periods compare with those of a broad measure of market performance. This information is based on past performance. Past performance (before and after taxes) does not guarantee future results. Updated performance information is available on the Fund’s website at bridgeway
fu
n
ds
.com
or by calling
800-661-3550.

Blue Chip FundYear by Year % Returns as of 12/31 of Each Year

Return from 1/1/20 through 9/30/20
was 0.67%.During the periods illustrated in this bar chart, the Fund’s hig
h
est quarterly return and lowest quarterly return were:

	Quarter	Total Return
Highest Return:	Q1 19	12.56%
Lowest Return:	Q2 10	-12.22%

Average Annual Total Returns (For the periods ended 12/31/19)
Average Annual Total Returns - Blue Chip Fund		1 Year	5 Years	10 Years
Class N		31.05%	12.07%	13.06%
Class N | Return After Taxes on Distributions	[1]	27.93%	10.39%	11.99%
Class N | Return After Taxes on Distributions and Sale of Fund Shares	[1]	20.57%	9.40%	10.77%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)		31.49%	11.70%	13.56%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement plans.